Fair Value of Financial Instruments (Tables)	12 Months Ended
Jun. 30, 2018
Summary of Fair Value and Carrying Value of Convertible Notes	The fair value and carrying value of the convertible notes were as follows at June 30, 2018 ($000):
	Fair Value	Carrying Value
Convertible notes	$388,125	$288,591

Summary by Level of Fair Value of Financial Instruments Measured on Recurring Basis

The following tables provide a summary by level of the fair value of financial instruments that are measured on a recurring basis as of June 30, 2018 and 2017 ($000):

	Fair Value Measurements at June 30, 2018 Using:
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	June 30, 2018	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contracts	$121	$-	$121	$-

Liabilities:
Contingent earnout arrangements	$5,405	$-	$-	$5,405
Net put option	$2,024	$-	$-	$2,024

Fair Value Measurements at June 30, 2017 Using:
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
	June 30, 2017	(Level 1)	(Level 2)	(Level 3)
Assets:
Foreign currency forward contracts	$191	$-	$191	$-

Liabilities:
Contingent earnout arrangements	$5,795	$-	$-	$5,795

EpiWorks
Reconciliation of Beginning and Ending Fair Value Measurements of Level Three Contingent Earnout Arrangements Related to Acquisition

The following table presents a reconciliation of the beginning and ending fair value measurements of the Company’s level 3 contingent earnout arrangements related to the acquisitions of II-VI EpiWorks and IPI and the net put option relating to the purchase of the equity investment in November 2017. ($000):

Significant
Unobservable Inputs
(Level 3)
Balance at July 1, 2017	$5,795

Activity:
Purchase price adjustment - IPI	(35)
Net put option	2,233
Changes in fair value recorded in other expense (income), net	(564)

Balance at June 30, 2018	$7,429